Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Identifying, assessing, and managing cybersecurity risk is integrated into our overall risk management systems and processes. Cybersecurity risks related to our business, technical operations, privacy and compliance issues are identified and addressed through third-party assessments, internal IT Audits, IT security, governance, risk and compliance reviews. We have in place certain security infrastructure, systems, policies, and procedures that are designed to proactively and reactively address circumstances that arise when unexpected events such as a cybersecurity incident occur. These include processes for assessing, identifying, and managing material risks from cybersecurity threats. Our information security management program generally follows processes outlined in frameworks such as the ISO 27001 international standard for Information Security and we evaluate and evolve our security measures as appropriate. As part of the above processes, we regularly engage ISO auditors and consultants to assess our internal cybersecurity programs and compliance with applicable practices and standards. Since May 2022, our Information Security Management System has been certified for the succeeding three years to conform to ISO/IEC 27001:2013 requirements. Furthermore, we completed our transition to ISO/IEC 27001 in March 2025.
We also have a vendor risk assessment process consisting of distributing and reviewing supplier questionnaires designed to help us evaluate cybersecurity risks that we may encounter when working with third parties that have access to confidential and other sensitive company information. We take steps designed to ensure that such vendors have implemented data privacy and security controls that help mitigate the cybersecurity risks associated with these vendors. We routinely assess our high-risk suppliers’ conformance to industry standards (e.g., ISO 27001 and ISO 27701), and we evaluate them for additional information, product, and physical security requirements.
As we generate and process a large amount of data through our platform and rely on our IT systems for our business operations, we face risks associated with cybersecurity threats. For more details, see “Item 3. Key Information — D. Risk Factors — Risks Related to Our Business — Any legal proceedings or claims against us could be costly and time-consuming to defend and could harm reputation regardless of the outcome”; “— Computer malware, viruses, ransomware, hacking, phishing attacks and similar disruptions could result in security and privacy breaches and interruption in service, which could harm our business”; “— Interruptions, delays in service or inability to increase capacity, including internationally, at third-party data center facilities could impair the use or functionality of our subscription services, harm our business and subject us to liability” and “Any failure by us to comply with laws or regulations relating to privacy, data protection, cybersecurity, and consumer protection of the jurisdictions in which we operate or where our products are sold may harm us”.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	These include processes for assessing, identifying, and managing material risks from cybersecurity threats. Our information security management program generally follows processes outlined in frameworks such as the ISO 27001 international standard for Information Security and we evaluate and evolve our security measures as appropriate. As part of the above processes, we regularly engage ISO auditors and consultants to assess our internal cybersecurity programs and compliance with applicable practices and standards. Since May 2022, our Information Security Management System has been certified for the succeeding three years to conform to ISO/IEC 27001:2013 requirements. Furthermore, we completed our transition to ISO/IEC 27001 in March 2025.
We also have a vendor risk assessment process consisting of distributing and reviewing supplier questionnaires designed to help us evaluate cybersecurity risks that we may encounter when working with third parties that have access to confidential and other sensitive company information. We take steps designed to ensure that such vendors have implemented data privacy and security controls that help mitigate the cybersecurity risks associated with these vendors. We routinely assess our high-risk suppliers’ conformance to industry standards (e.g., ISO 27001 and ISO 27701), and we evaluate them for additional information, product, and physical security requirements.
As we generate and process a large amount of data through our platform and rely on our IT systems for our business operations, we face risks associated with cybersecurity threats. For more details, see “Item 3. Key Information — D. Risk Factors — Risks Related to Our Business — Any legal proceedings or claims against us could be costly and time-consuming to defend and could harm reputation regardless of the outcome”; “— Computer malware, viruses, ransomware, hacking, phishing attacks and similar disruptions could result in security and privacy breaches and interruption in service, which could harm our business”; “— Interruptions, delays in service or inability to increase capacity, including internationally, at third-party data center facilities could impair the use or functionality of our subscription services, harm our business and subject us to liability” and “Any failure by us to comply with laws or regulations relating to privacy, data protection, cybersecurity, and consumer protection of the jurisdictions in which we operate or where our products are sold may harm us”.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity is an important part of our risk management processes and an area of focus for our Board and management. Our Audit Committee is responsible for the oversight of risks from cybersecurity threats. Members of the Audit Committee receive regular cybersecurity updates from senior management, including leaders from our Information Security, Platform & Solutions, Compliance, and Legal teams regarding matters of cybersecurity. This includes existing and new cybersecurity risks, the status of how management is addressing and/or mitigating those risks, cybersecurity and data privacy incidents (if any), and the status of key information security initiatives including compliance with frameworks such as ISO 27001, ISO 27701, and other industry best practices.
We have established a cross-functional leadership team, consisting of executive-level leaders from cybersecurity, IT, operations, and legal teams, that meets regularly to review cybersecurity matters and evaluate emerging threats. With oversight and guidance provided by the cross-functional leadership team, our information security teams refine our practices to address emerging security risks and changes in regulations. Our executive-level leadership team also participates in cybersecurity incident response efforts by engaging with the incident response team and helping direct the company’s response to and assessment of certain cybersecurity incidents
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Audit Committee is responsible for the oversight of risks from cybersecurity threats.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit Committee receive regular cybersecurity updates from senior management, including leaders from our Information Security, Platform & Solutions, Compliance, and Legal teams regarding matters of cybersecurity.
Cybersecurity Risk Role of Management [Text Block]	Audit Committee receive regular cybersecurity updates from senior management, including leaders from our Information Security, Platform & Solutions, Compliance, and Legal teams regarding matters of cybersecurity. This includes existing and new cybersecurity risks, the status of how management is addressing and/or mitigating those risks, cybersecurity and data privacy incidents (if any), and the status of key information security initiatives including compliance with frameworks such as ISO 27001, ISO 27701, and other industry best practices.
We have established a cross-functional leadership team, consisting of executive-level leaders from cybersecurity, IT, operations, and legal teams, that meets regularly to review cybersecurity matters and evaluate emerging threats. With oversight and guidance provided by the cross-functional leadership team, our information security teams refine our practices to address emerging security risks and changes in regulations. Our executive-level leadership team also participates in cybersecurity incident response efforts by engaging with the incident response team and helping direct the company’s response to and assessment of certain cybersecurity incidents.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
We have established a cross-functional leadership team, consisting of executive-level leaders from cybersecurity, IT, operations, and legal teams, that meets regularly to review cybersecurity matters and evaluate emerging threats. With oversight and guidance provided by the cross-functional leadership team, our information security teams refine our practices to address emerging security risks and changes in regulations. Our executive-level leadership team also participates in cybersecurity incident response efforts by engaging with the incident response team and helping direct the company’s response to and assessment of certain cybersecurity incidents.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]
We have established a cross-functional leadership team, consisting of executive-level leaders from cybersecurity, IT, operations, and legal teams, that meets regularly to review cybersecurity matters and evaluate emerging threats. With oversight and guidance provided by the cross-functional leadership team, our information security teams refine our practices to address emerging security risks and changes in regulations. Our executive-level leadership team also participates in cybersecurity incident response efforts by engaging with the incident response team and helping direct the company’s response to and assessment of certain cybersecurity incidents.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	We have in place certain security infrastructure, systems, policies, and procedures that are designed to proactively and reactively address circumstances that arise when unexpected events such as a cybersecurity incident occur. These include processes for assessing, identifying, and managing material risks from cybersecurity threats. Our information security management program generally follows processes outlined in frameworks such as the ISO 27001 international standard for Information Security and we evaluate and evolve our security measures as appropriate. As part of the above processes, we regularly engage ISO auditors and consultants to assess our internal cybersecurity programs and compliance with applicable practices and standards. Since May 2022, our Information Security Management System has been certified for the succeeding three years to conform to ISO/IEC 27001:2013 requirements. Furthermore, we completed our transition to ISO/IEC 27001 in March 2025.We also have a vendor risk assessment process consisting of distributing and reviewing supplier questionnaires designed to help us evaluate cybersecurity risks that we may encounter when working with third parties that have access to confidential and other sensitive company information. We take steps designed to ensure that such vendors have implemented data privacy and security controls that help mitigate the cybersecurity risks associated with these vendors. We routinely assess our high-risk suppliers’ conformance to industry standards (e.g., ISO 27001 and ISO 27701), and we evaluate them for additional information, product, and physical security requirements.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true